Fees Summary	Mar. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,620,000
Previously Paid Amount	0.00
Total Fee Amount	361.82
Total Offset Amount	0.00
Net Fee	361.82
Narrative - Max Aggregate Offering Price	$ 2,620,000
Final Prospectus	true